Deposit, Upfront Payments and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Deposits [Abstract]
Summary of Deposit, Upfront Payments and other Receivables

Deposit, upfront payments and other receivables consists of the following:

	June 30, 2023	June 30, 2022
Deposits	$45,369	$44,971
Upfront payments	47,161	51,840
Other receivables	12,030	5,452
Total	$104,560	$102,263